Fair value measurements - Additional information (Details) $ in Thousands		1 Months Ended			3 Months Ended		6 Months Ended				12 Months Ended
	Feb. 16, 2021 USD ($)	Feb. 28, 2021 USD ($) Plan shares	Feb. 10, 2021 USD ($) Plan	Jun. 30, 2020 USD ($) shares	Jul. 03, 2021 USD ($) Business shares	Jun. 27, 2020 USD ($)	Jul. 03, 2021 USD ($) Business shares	Jul. 03, 2021 USD ($) Business shares	Jun. 27, 2020 USD ($)	Jun. 27, 2020 USD ($)	Dec. 31, 2018 USD ($)	Feb. 15, 2021	Dec. 31, 2020 USD ($) Plan shares	Dec. 31, 2019 USD ($) shares
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value of contingent consideration					$ 641	$ 0	$ 641	$ 641	$ 0	$ 0
Number of equity-based compensation plans			2		2		2	2
Cash paid to settle award			$ 479
Number of shares issued (in shares) | shares								24,063
EPR unit, entitled percentage of distributions												0.55%
Accrued equity-based compensation					$ 10,875		$ 10,875	$ 10,875					$ 11,054
Subsequent Event [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Number of equity-based compensation plans | Plan		2
Cash paid to settle award		$ 10,875
Number of shares issued (in shares) | shares		798,422
Bio Ventus LLC [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value of contingent consideration											$ (739)
Number of equity-based compensation plans | Plan			2										2
EPR unit, entitled percentage of distributions												0.55%
Accrued equity-based compensation													$ 11,054	$ 15,547
Equity Participation Right Unit [Member] | Bio Ventus LLC [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Equity participation right estimated accrued preferred distribution													43,854
Bioness, Inc
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value of contingent consideration					$ 641
Management Incentive Plan And Liability-Classified Awards
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Number of awards outstanding (in shares) | shares					183,078		183,078	183,078
Cash paid to settle award							$ 10,802
Vesting period							12 months
Management Incentive Plan And Liability-Classified Awards | Bio Ventus LLC [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Number of awards outstanding (in shares) | shares				150,252
Cash paid to settle award				$ 6,329
Accrued equity-based compensation													$ 11,054
Number of equity instruments other than options outstanding, including both vested and non-vested instruments | shares				333,330									183,078	333,330
Accrued equity-based compensation, less current portion													$ 29,249
Management Incentive Plan And Liability-Classified Awards | Bio Ventus LLC [Member] | Subsequent Event [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Number of awards outstanding (in shares) | shares		183,078
Cash paid to settle award		$ 10,802
Equity Participation Right Unit [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Cash paid to settle award	$ 3,327
Equity Participation Right Unit [Member] | Bio Ventus LLC [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
EPR unit, entitled percentage of distributions													0.55%
Equity Participation Right Unit [Member] | Bio Ventus LLC [Member] | Subsequent Event [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Cash paid to settle award		$ 3,327
BV LLC Employees Terminated Prior To IPO | Management Incentive Plan And Liability-Classified Awards
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Cash paid to settle award							$ 10,875
BV LLC Employees Active At IPO | Management Incentive Plan And Liability-Classified Awards | Common Class A
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Number of shares issued (in shares) | shares							798,422